Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	20-F
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	135,460,867
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue
Mobile	$ 77,126	$ 119,321	$ 182,650
Software	175,140	473,448	394,366
Software maintenance and consulting	1,058,215	1,205,908	1,335,066
Total revenue	1,310,481	1,798,677	1,912,082
Operating expenses
Cost of revenue	94,472	124,649	214,034
Selling, general and administrative	1,117,503	1,020,237	1,060,707
Research and development	205,330	244,488	258,517
Amortization of intangible assets	9,988	10,885	4,251
Total operating expenses	1,427,293	1,400,259	1,537,509
Income (loss) from operations	(116,812)	398,418	374,573
Other income:
Impairment of Investment	(98,464)
Interest income , net	89,942	124,381	108,278
Total other income	(8,522)	124,381	108,278
Income (loss) before income taxes	(125,334)	522,799	482,851
Income tax benefit	66,781	48,342	84,323
Income (loss) from continuing operations	(192,115)	474,457	398,528
Loss from discontinued operations	(8,904)	(23,408)	(31,731)
Net income (loss)	$ (201,019)	$ 451,049	$ 366,797
Foreign currency translation adjustment	(194,758)	(165,794)	132,290
Comprehensive Income	$ (395,777)	$ 285,255	$ 499,088
Basic and diluted income (loss) per share from continuing operations	$ (0.002)	$ 0.004	$ 0.003
Basic and diluted loss per share from discontinued operations	$ 0	$ 0	$ 0
Weighted average number of shares outstanding	130,323,881	125,460,867	123,125,251

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,591,507	$ 1,762,171
Accounts receivable, net	154,471	191,296
Investment tax credits receivable	293,806	259,720
Other tax credits	126,517	40,724
Prepaid expenses	22,345	25,198
Total Current Assets	2,188,646	2,279,109
Investments	198,037	300,557
Long term deposits	9,722	9,722
Intangible assets	24,615	35,031
Property and equipment, net	26,607	33,871
Total Assets	2,447,627	2,658,290
Current liabilities
Accounts payable	9,879	23,790
Accrued liabilities	66,591	53,386
Deferred revenue	217,065	171,414
Total current liabiliities	293,535	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2013 and 2012.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at March 31, 2013 and 125,460,867 shares as at March 31, 2012.	19,362,796	19,262,796
Additional paid-in capital	2,865,740	2,825,571
Accumulated deficit	(20,313,500)	(20,112,481)
Accumulated other comprehensive income	239,056	433,814
Total shareholders' equity	2,154,092	2,409,700
Total liability and equity	$ 2,447,627	$ 2,658,290

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued		125,460,867
Common shares outstanding	135,460,867	125,460,867

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
OPERATING ACTIVITIES
Net income	$ (201,019)	$ 451,049	$ 366,797
Items not involving cash:
Depreciation of property and equipment	11,844	14,986	37,943
Amortization of intangible asset	9,988	10,885	4,251
Impairment of investment	98,464
Stock-based compensation	140,169	27,296	171,513
Changes in operating working capital:
Decrease (increase) in accounts receivable	36,825	(72,867)	106,015
Decrease (increase) in investment tax credits	(34,086)	13,376	(36,861)
Increase in other tax credits	(85,793)	12,383	(53,107)
Decrease (increase) in prepaid expenses	2,853	9,429	10,441
(Increase) in long term deposits			(9,722)
Increase (decrease) in accounts payable	(13,911)	(7,184)	4,116
Increase (decrease) in accrued liabilities	13,205	(35,947)	41,776
Increase (decrease) in deferred revenue	45,651	(70,371)	(73,554)
Cash flows provided by operating activities	24,190	353,035	569,608
INVESTING ACTIVITIES
Purchase of property and equipment	(4,580)	(9,977)	(10,978)
Purchase of intangible asset			(51,451)
Purchase of investment		(187,367)	(10,290)
Cash flows used in investing activities	(4,580)	(197,344)	(72,719)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(190,274)	(164,510)	113,220
Increase in cash and cash equivalents	(170,664)	(8,819)	610,109
Cash and cash equivalents, beginning of year	1,762,171	1,770,990	1,160,881
Cash and cash equivalents, end of year	$ 1,591,507	$ 1,762,171	$ 1,770,990

Consolidated Statements of Shareholders' Equity (USD $)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Amount at Mar. 31, 2010	$ 19,162,796	$ 2,726,762	$ (20,930,327)	$ 467,317	$ 1,426,548
Beginning Balance, Shares at Mar. 31, 2010	115,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000
Stock options granted		71,513
Net income			366,797		366,797
Cumulative translation adjustment				132,291
Ending Balance, Amount at Mar. 31, 2011	19,262,796	2,798,275	(20,563,530)	599,608	2,097,149
Ending Balance, Shares at Mar. 31, 2011	125,460,867
Stock options granted		27,296			71,513
Net income			451,049		451,049
Cumulative translation adjustment				(165,794)
Ending Balance, Amount at Mar. 31, 2012	19,262,796	2,825,571	(20,112,481)	433,814	2,409,700
Ending Balance, Shares at Mar. 31, 2012	125,460,867				125,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000
Stock options granted		40,169			27,296
Net income			(201,019)		(201,019)
Cumulative translation adjustment				(194,758)
Total comprehensive income					(395,777)
Ending Balance, Amount at Mar. 31, 2013	$ 19,362,796	$ 2,865,740	$ (20,313,500)	$ 239,056	$ 2,154,092
Ending Balance, Shares at Mar. 31, 2013	135,460,867

Nature of Operations	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Nature of Operations

1 - NATURE OF OPERATIONS

COMPANY OVERVIEW

ZIM Corporation (“ZIM” or the “Company”) is a provider of software products and services for the database and mobile markets. ZIM products and services are used by enterprises in the design, development and management of business, database and mobile applications. ZIM also provides mobile content to the consumer market.

BUSINESS DEVELOPMENT

ZIM was formed under the laws of Canada on October 17, 2002, in order to purchase ZIM Technologies International Inc. (“ZIM Technologies”), which was formed in 1997 to acquire the software technology now called the ZIM Integrated Development Environment (the “ZIM IDE software”). On February 10, 2004, ZIM purchased UK-based short messaging service (“SMS”) firms EPL Communications Limited and E-Promotions Limited (together referred to as “EPL”). During the fiscal year ended March 31, 2006, EPL was dissolved and all operations were transferred to ZIM Corporation in Canada. ZIM is also the sole shareholder of ZIM Technologies do Brazil Ltda., a company incorporated in Brazil that distributes the ZIM IDE Software, and PCI Merge, Inc., a Florida based holding company with no operations. Until March 31, 2004, ZIM was the sole shareholder of ZIM Technologies, a Canadian federal corporation and the chief operating company of the ZIM group of companies. On April 1, 2004, ZIM Corporation and ZIM Technologies amalgamated into ZIM Corporation. On April 1, 2006, ZIM purchased a US-based mobile content company called Advanced Internet Inc. (“AIS”).

BUSINESS OF THE COMPANY

ZIM started operations as a developer and provider of database software known as ZIM IDE software. ZIM IDE software is used by companies in the design, development, and management of information databases and mission critical applications. The Company continues to provide this software and support services to its client base.

Beginning in 2002, the Company expanded its business to include opportunities associated with mobile products.  Prior to fiscal 2007, the Company focused on developing products and services for the wireless data network infrastructure known as “SMS” or “text messaging”. Although SMS will continue to provide a minimal amount of revenue within the mobile segment of ZIM’s operations, with the acquisition of AIS, the Company shifted its corporate focus to include offering mobile content directly to end users.

In fiscal 2008, ZIM added the ZIM TV service and in partnership with the International Table Tennis Federation (“ITTF”) provided development and hosting services for IPTV to ITTF end users. However, due to low sales volumes ZIM exited this market in fiscal 2009.

Revenue from the sale of mobile content for the fiscal year ended March 31, 2013 was $22,773 as compared to $59,863 for fiscal year ended March 31, 2012 and $97,951 for fiscal year ended March 31, 2011. The decline was due to a highly competitive and saturated market resulting in a lower volume of downloads, partially offset by our pricing increases for these products. Due to the continuing decline and operational cost of this business on March 31, 2013 ZIM discontinued operations in this area.

Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Significant Accounting Policies

2 - SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

PRINCIPLES OF CONSOLIDATION

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. The results of operations for acquisitions are included in these consolidated financial statements from the date of acquisition. Inter-company transactions and balances are eliminated upon consolidation.

USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the period. Estimates have been made by management in several areas, including, but not limited to, the realizability of accounts receivable and investments, the valuation allowance associated with deferred income tax assets, investment tax credits, expected useful life of property and equipment, the fair value calculation with respect to the stock options, and the accrued accounts receivable and accrued accounts payable related to our premium SMS business. Actual results may differ from those estimates.

RECLASSIFICATION OF COMPARATIVE FIGURES

In previous financial statements investment tax credits related to scientific research and experimental development were shown as a reduction in income taxes. This presentation has been changed and previous years have been reclassed in the Statement of Comprehensive Income as a reduction of research and development expenses.  Net income (loss), total assets, cash flows and total equity was not affected by this reclass. We have determined that the impact of the reclass is immaterial to all previously reported periods, and in accordance with Staff Accounting Bulletin No. 108 regarding immaterial revisions, we have elected to revise our previously issued financial statements.  This presentation has been reclassed for the current period and for all previous years. Previous reported income tax benefits of $344,101 and $342,627 for the years ended March 31, 2012 and March 31, 2011 have been reclassified in the Statement of Comprehensive Income included herein as a reduction of research and development expenses.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable are recorded at the invoiced amount net of an allowance for doubtful accounts. The Company determines its allowance for doubtful accounts by considering a number of factors, including the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectability of the receivable from that customer. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to selling, general and administration accounts in the period of recovery.

REVENUE RECOGNITION

The Company derives revenue from two sources: enterprise software, including maintenance and consulting services and mobile services and applications. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications. Mobile services involve providing SMS and other content applications and services. The Company presents revenues net of sales tax and other related taxes.

ENTERPRISE SOFTWARE REVENUE RECOGNITION

ZIM records revenues from the perpetual license of the Company's software products and the sale of related maintenance and consulting. The Company's standard license agreement provides a license to use the Company's products based on the number of licensed users. The Company may license its software in multiple element arrangements if the customer purchases any combination of maintenance, consulting or training services in conjunction with the license.

The Company recognizes revenue pursuant to the requirements of the ASC 985-605 "Software Revenue Recognition". Revenue is recognized using the residual method when Vendor-specific objective evidence of fair value exists for all of the undelivered elements in the arrangement, but does not exist for one or more delivered elements. The Company allocates revenue to each undelivered element based on its respective fair value determined by the price charged when that element is sold separately. The Company defers revenue for the undelivered elements and recognizes the residual amount of the arrangement fee, if any. The separate elements of the arrangements are considered to be separate units of accounting.

Under ASC 985-605, revenue is recognized when the following four criteria have been met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred;
•	The fee is fixed and determinable; and
•	Collectability is probable.

The Company records revenue as earned as evidenced by contracts or invoices for its services at prices established by contract, price list and/or fee schedule less applicable discounts. If at the outset of an arrangement the Company determines that the arrangement fee is not fixed or determinable, revenue is deferred until the arrangement fee becomes due. If at the outset of an arrangement the Company determines that the collectability is not probable, revenue is deferred until payment is received.

Collectability is assessed based on the collection history of the client, current economic trends, customer concentrations and customer credit worthiness. Delivery of the software has occurred once the customer has accepted the product or has been provided with permanent keys to the file transfer protocol ("FTP") site. If an arrangement allows for customer acceptance of the software or services, the Company defers revenue recognition until the earlier of customer acceptance or when the acceptance right lapses.

MAINTENANCE AND CONSULTING REVENUE RECOGNITION

Maintenance revenues are recognized equally over the term of the maintenance contract. The liability relating to the received but unearned portion of maintenance revenues is recognized as deferred revenues.

Consulting revenue, which represents services provided on a per diem basis to customers, is recognized as the services are performed as there are no customer acceptance provisions involved in these types of arrangements.

In general, credit terms of 30 days are extended to customers with a small number of customers receiving longer payment terms based on the long standing relationship with ZIM.

MOBILE REVENUE RECOGNITION

Revenues from the Company’s mobile segment are derived principally from providing aggregation services and from their mobile content portals.

Aggregation services. Aggregation services occur when ZIM sends messages from its content provider customers through mobile operators to end users on their cell phones. In this situation, the Company contracts with its customers that cannot connect directly to the mobile operators and with the third party mobile operators or other aggregators directly for the transmission of the messages. Net revenues are recognized in the month in which the service is performed, provided no significant ZIM obligations remain. ZIM relies on a number of mobile network operators and other aggregators globally to deliver its services. Generally, (i) within 15 to 45 days after the end of each month, ZIM receives a statement from each of the operators or aggregators confirming the amount of charges billed to that operator's mobile phone users and (ii) within 30 to 90 days after delivering a monthly statement, each operator or aggregator remits the fees for the month to ZIM. ZIM arranges to pay the mobile content provider a set amount per message under a revenue sharing arrangement. ZIM nets this revenue share fee against the revenue it receives from the mobile operators in accordance with ASC 605.

Revenues are recorded on a net basis as the mobile content provider is the primary obligor in the transaction as they manage and market the content, which ZIM then distributes. ZIM’s role within the transaction is limited to providing transportation and a billing mechanism for the mobile content provider.

Mobile content portals. On April 1, 2006, ZIM acquired two internet portals offering mobile content. Consumers are able to download ring tones and wallpapers directly from the internet sites to their mobile phones. The majority of consumers choose to pay for the content with their credit card with the balance of consumers paying through the use of a premium message. If they use a premium message to pay for their content, the charge is paid on their cell phone bill.

Revenues from all sales are recorded on a gross basis as ZIM manages and markets the content ZIM distributes. Revenue on mobile content is recognized at the point of sale, when the customer purchases content from the websites.

RESEARCH AND DEVELOPMENT EXPENSES

Costs related to research, design and development of products and applications are charged to research and development expense as incurred. Software development costs are capitalized beginning when a product's technological feasibility has been established, which generally occurs upon completion of a working model, and ending when a product is available for general release to customers. All subsequent costs are expensed as incurred. To date, completing a working model of the Company's products and the general release of the products has substantially coincided. The Company has not capitalized any software development costs since such costs have not been significant.

The Company qualifies for scientific research and experimental development refundable investment tax credits. These credits are recorded as a reduction of research and development expense when it is more likely than not that the credits will be realized. Other non-refundable investment tax credits not utilized in the current year can be used to offset income taxes in future years.

ADVERTISING

Advertising costs are expensed as incurred. Advertising costs amounted to $NIL for the year ended March 31, 2013 ($NIL for the year ended March 31, 2012, $NIL for the year ended March 31, 2011).

TRANSLATION OF FOREIGN CURRENCIES

The Company's reporting currency is the US dollar and the functional currency is the Canadian dollar for ZIM Corporation, US Dollar for AIS and Brazilian Reals for ZIM do Brazil .

The accounts of the Company's subsidiaries that are recorded in their respective functional currencies, remeasure their foreign currency transactions as follows: gains or losses from foreign currency transactions such as those resulting from the settlement of receivables or payables denominated in foreign currency, are remeasured at the weighted average exchange rates for the period and are included in the statement of operations of the current period. For the years ended March 31, 2013, 2012, and 2011, the Company recognized a foreign exchange gain of $460, a foreign exchange loss of $4,064, and a foreign exchange loss of $1,914, respectively, in the accompanying consolidated statements of operations in the selling, general and administration line.

The translation of the Company's financial statements from the functional currency to its reporting currency is performed as follows: all assets and liabilities are translated into US dollars at the rate of exchange in effect at the balance sheet date. Equity transactions are translated at the exchange rate in effect at the date of the transaction. Revenues, expenses and cash flow amounts are translated at the weighted average exchange rates for the period. The resulting translation adjustments are included in other comprehensive income in shareholders' equity. The translation adjustments did not result in a tax impact.

INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. When necessary, a valuation allowance is recorded to reduce the tax assets to an amount for which realization is more likely than not. The effect of changes in tax rates is recognized in the period in which the rate change occurs.

EARNINGS PER SHARE

Basic earnings per share are computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share are calculated giving effect to the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to such shares at the later of the beginning of the period or the issuance date. This method is used to determine the dilutive effect of common shares. The treasury stock method is used to determine the dilutive effect of warrants and stock options. The treasury stock method assumes that proceeds received from the exercise of in-the-money share purchase warrants and stock options are used to repurchase common shares at the average market price during the period.

STOCK OPTIONS AND GRANTS

ZIM utilizes the provisions of ASC 718 and ASC 505 to account for stock-based awards granted to employees and consultants, respectively. ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for awards expected to vest. Under ASC 505, stock-based awards granted to consultants are measured at fair value on the grant date and compensation expense is recognized on the date at which the consultant's performance is complete which, for the Company, is on the date of grant.

The fair value of stock options is determined using the Black Scholes-Merton option pricing model. The expected dividend yield is based on historical dividend payouts, the expected volatility is based on historical volatilities of company stock (management believes that the historical volatility is an appropriate measure of expected volatility) for a period approximating the expected life; the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected life represents the period of time the options are expected to be outstanding and is based on historical trends. The weighted average assumptions used in the computations are as follows:

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011

Risk-free interest rates	0.39%	0.31%	1.00%
Expected volatility	156%	78%	120%
Dividend yield	—	—	—
Expected life of options (years)	3.0	3.0	2.5

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the underlying assets using the following methods and rates:

Computer equipment	40%	Declining balance
Software	40%	Declining balance
Office furniture and equipment	40%	Declining balance
Voice communications equipment	20%	Declining balance
Leasehold improvements	5 years	Straight line over the lesser of 5 years or the term of the underlying lease

IMPAIRMENT OF PROPERTY AND EQUIPMENT

Property and equipment is tested for impairment when evidence of a decline in value exists, and adjustments to estimated fair value are made if the asset is impaired. ASC 360-10-35 “Accounting for the Impairment or Disposal of Long-Lived Assets” requires that, whenever events and circumstances indicate that the Company may not be able to recover the net book value of its productive assets, that the assets are deemed impaired and are to be written down to their estimated fair value through a charge to earnings. The guidance states that fair values may be estimated using discounted cash flow analysis or quoted market prices, together with other available information. Under the provisions of ASC 360-10-35, the Company reviewed its property and equipment assets for impairment to determine if there were events or changes in circumstances that would indicate that the carrying amount of the assets may not be recoverable through future cash flows. It was determined that no impairment was evident.

INTANGIBLE ASSETS

Intangible assets, which consist of database migration methodologies and software, are determined to have finite lives and are amortized on the straight-line method over their estimated useful lives, which is 60 months.

Intangible assets are tested for impairment when evidence of a decline in value exists, and adjustments to estimated fair value are made if the asset is impaired. ASC 360-10-35 “Accounting for the Impairment or Disposal of Long-Lived Assets” requires that, whenever events and circumstances indicate that the Company may not be able to recover the net book value of its productive assets, that the assets are deemed impaired and are to be written down to their estimated fair value through a charge to earnings. The guidance states that fair values may be estimated using discounted cash flow analysis or quoted market prices, together with other available information. Under the provisions of ASC 360-10-35, the Company reviewed its intangible assets for impairment to determine if there were events or changes in circumstances that would indicate that the carrying amount of the assets may not be recoverable through future cash flows. It was determined that no impairment was evident.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have any significant impact on the consolidated financial statements upon adoption.

In February 2013, the Financial Accounting Standards Board (FASB) issued revised accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income. The amendment requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is required to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012, which for the Company is the fiscal year beginning April 1, 2013. This guidance is not expected to have a material impact on the Company.

In June 2011, the FASB issued revised accounting guidance to modify the presentation requirements for comprehensive income. The amendment gives an entity the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, which for the Company was the fiscal year beginning April 1, 2012. The Company adopted this amended standard by presenting continuous Consolidated Statements of Comprehensive Income. This guidance did not have a material impact on the Company, as this standard only affects the display of comprehensive income and does not affect what is included in comprehensive income.

Accounting for Uncertain Tax Positions	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Accounting for Uncertain Tax Positions

3 - ACCOUNTING FOR UNCERTAIN TAX POSITIONS

The Company recognizes any interest accrued related to unrecognized tax benefits in interest and penalties in income tax benefit in the Consolidated Statement of Operations.

Accounts Receivable	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Accounts Receivable	4 - ACCOUNTS RECEIVABLE
	March 31, 2013	March 31, 2012
	$	$
Trade accounts receivable	171,612	189,243
Allowance for doubtful accounts	(29,465)	—
Travel advances	11,898	—
Other	426	2,053
	154,471	191,296

Investments	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Investments

5 – INVESTMENTS

On October 21, 2009, ZIM Corporation made a $95,147 investment in Seregon Solutions Inc.

The investment consisted of the purchase of 61,480 common shares and 69,677 warrants. Depending on the fiscal 2010 results of Seregon each warrant was convertible, at no cost to ZIM, to a portion of a common share or would have expired with no action. The warrants converted during fiscal 2011 and ZIM gained an additional 69,677 common shares to a total of 131,157. With the additional shares provided to ZIM, ZIM did not gain significant influence, or control, over Seregon.

Due to a significant downturn in the business outlook for Seregon, ZIM has determined that this investment is fully impaired and, on March 31, 2013, has taken an impairment charge equal to the full value of the investment.

On June 29th, 2011, ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd. The investment consisted of the purchase of 200 common shares at a price of $187,367.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of co-operatives and Credit Unions that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language.

ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to the 1800 medical professionals using MOM and future product opportunities.

The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of CP4H at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.

There have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment in CP4H.

Intangible Assets	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Intangible Assets

6 – INTANGIBLE ASSETS

On October 27th, 2010, ZIM purchased all of the technology assets of Torch Technologies for the sum of $50,000 Canadian dollars ($51,451 United States dollars). The assets include database migration methodologies and software assets.

The Company has recorded the acquired technology assets as intangible assets on the consolidated balance sheet. This asset is being amortized over 60 months on a straight line basis. Amortization expense for fiscal 2013 was $9,988 and the net book value as at March 31, 2013, was $24,615. Amortization expense for fiscal 2012 was $10,885 and the net book value as at March 31, 2012, was $35,031.

Property and Equipment	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Property and Equipment

7 - PROPERTY AND EQUIPMENT

March 31, 2013	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,031,033	1,024,223	6,810
Software	105,937	95,509	10,428
Office furniture and equipment	230,010	222,634	7,376
Voice communications equipment	25,115	23,304	1,811
Leasehold improvements	152,180	151,998	182
	1,544,275	1,517,668	26,607

March 31, 2012	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,025,297	1,012,772	12,525
Software	105,123	94,382	10,740
Office furniture and equipment	230,222	221,760	8,462
Voice communications equipment	25,167	23,023	2,144
Leasehold improvements	151,092	151,092	—
	1,536,901	1,503,029	33,871

Depreciation expense for the year ended March 31, 2013 was $11,844 ($14,986 for the year ended March 31, 2012). These expenses are included in the cost of revenue account, the selling, general, and administration account and the research and development account.

Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

8 – DISCONTINUED OPERATIONS

Revenue from the sale of mobile content for the fiscal year ended March 31, 2013 was $22,773 as compared to $59,863 for fiscal year ended March 31, 2012 and $97,689 for fiscal year ended March 31, 2011. The decline was due to a highly competitive and saturated market resulting in a lower volume of downloads, partially offset by our pricing increases for these products. Due to the continuing decline and operational cost of this business on March 31, 2013 ZIM discontinued operations in this area.

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Revenue	22,773	59,863	97,689
Cost of revenue	(4,705)	(33,731)	(47,403)
Selling, general and administrative	(22,005)	(33,960)	(53,903)
Research and development	(4,967)	(15,580)	(28,114)
Loss from discontinued operations	(8,904)	(23,408)	(31,731)

No revenue will be generated from the operation of this business subsequent to March 31, 2013. Cost related to mobile content purchase will not be incurred after March 31, 2103, and all internal resources related to the operation of this business have been reassigned to tasks related to ZIM’s enterprise software business. This business had $5,736 in current assets and $ 6,810 in current liabilities at March 31, 2013. These assets and liabilities will be discharged in the first quarter of fiscal 2014 as the business is dissolved. The dissolution will have no material impact on the financial performance of the Company including no significant impact on cashflow.

Line of Credit	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Line of Credit

9 – LINE OF CREDIT

During fiscal 2013, a working capital line of credit was available at approximately $49,232 (equivalent to $50,000 Canadian, the Company’s functional currency) from the Company’s major financial institution. This credit facility is secured by the Company’s assets. Amounts drawn on this credit facility bears interest at the prime rate, as published by the Royal Bank of Canada, plus 1.75%.

In order to maintain the working capital line of credit the Company must maintain a Tangible Net Worth of greater than $150,000 Canadian dollars (equivalent to $147,696 US dollars) and a ratio of current assets to current liabilities greater than 1.10:1. During fiscal years 2011, 2012 and 2013 the Company has not been in violation of these covenants.

As at March 31, 2011, March 31, 2012 and March 31, 2013 nothing was drawn down on these lines of credit. The lines of credit do not have defined expiration or renewal dates.

Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Accrued Liabilities	10 - ACCRUED LIABILITIES
	March 31, 2013	March 31, 2012
	$	$

Employee related accruals	64,057	30,838
Withholding tax accrual	(2,081)	1,554
Trade	4,615	20,994
	66,591	53,386

Common Share Issue	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Common Share Issue

11 – COMMON SHARE ISSUE

The Company did not issue any common shares, except for those issued as compensation as described in notes 12 and 13, during the years ended March 31, 2013 or March 31, 2012 pursuant to the exercise of stock options by employees.

On November 12, 2009, the Board of Directors approved a share repurchase plan. Shares may be repurchased by the company to a maximum of $200 per day and $12,000 per quarter. The repurchase program has no expiration date. As of March 31, 2013 no shares have been repurchased as part of this program.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Related Party Transactions

12 - RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2012 and 2013 except for the 5,000,000 shares of common stock, valued at $50,000 issued on July 7, 2012 and for stock options issued through the year with a fair market value of $19,953 no remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2013. The CEO is also a director and the controlling shareholder.

Stock Options	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Stock Options

13 - STOCK BASED COMPENSATION

During the year ended March 31, 2013and March 31, 2012, the Company issued common shares and options to employees and non-employees, and as a result, additional paid in capital has been increased by $140,169 and $27,296 respectively.

On July 2, 2012, Dr. Cowpland acquired 5,000,000 of the Issuer's common shares as compensation in lieu of salary for services provided to the Company. $50,000 of stock based compensation expense was recorded.

On July 2, 2012, Mr. Stechyson acquired 5,000,000 of the Issuer's common shares as compensation in lieu of cash for services provided to the Company. $50,000 of stock based compensation expense was recorded.

The increase in additional paid in capital is the value associated with the common shares issued and the vesting of options, which is recorded as compensation expense in the statement of Comprehensive Income as a part of selling, general and administrative expense.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 27,200,000 common shares. As at March 31, 2013, 20,124,485 (March 31, 2012, 20,027,985) options were outstanding under the Employee Stock Option Plan. In addition, 6,010,000 (March 31, 2010, 6,010,000) options were issued outside of ZIM’s Employee Stock Option Plan and are outstanding. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2013 vested on the day of the grant and have a three year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3.0 years.

The Company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$	$
Options compensation expense for employees	31,387	3,339	26,428
Options compensation expense for consultants	8,782	23,957	45,085
Stock grant compensation expense for executive officers	100,000	—	100,000
Total expense	140,169	27,296	171,513

All options granted vested on the day of the grant resulting in the Company not having any non-vested awards as of March 31, 2013or March 31, 2012.

A summary of the status of the stock options is as follows:

	March 31, 2013 Number of options outstanding	March 31, 2012 Number of options outstanding

Options outstanding, beginning of year	26,037,985	26,215,382
Granted	10,628,862	5,373,595
Expired	(10,532,362)	(5,550,992)
Options outstanding, end of year	26,134,485	26,037,985

The following table represents a summary of the options outstanding as at March 31, 2013:

Range of exercise prices	Options outstanding and exercisable Number outstanding at March 31, 2013	Weighted average remaining contractual life
$		Years
0.002-0.004	7,893,019	2.75
0.004-0.008	410,000	1.5
0.008-0.012	15,804,486	1.06
0.016-0.020	2,026,980	0.50
	26,134,485	1.53

The weighted average grant-date fair value of options granted and vested in fiscal 2013 and 2012 were $0.0045 and $0.0090 respectively.

As at March 31, 2013 there were 7,893,019 options in the money with a total intrinsic value of $15,786.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2013, 8,908,862 options were granted to employees. In the year ended March 31, 2012, 725,000 options were granted to employees.

During the year ended March 31, 2013, 1,720,000 options were granted to non-employees. In the year ended March 31, 2012, 4,648,595 options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the year ended March 31, 2013 or March 31, 2012.

Interest	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$	$

Interest income	97,630	132,710	112,496
Interest expense	(7,688)	(7,829)	(4,218)
Total	89,942	124,891	108,278

Income Taxes	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

ASC 740 requires that the Company recognize in its financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50% (2012, a federal rate of 11.00% and provincial rate of 4.50% )	15.50%	15.50%	15.87%

Expected Canadian Income Tax (Recovery)	(19,427)	81,034	76,928
Change in valuation allowance	(66,568)	(194,181)	(151,242)
Expired Ontario transitional tax credit	86,409	—
Permanent differences	19,212	4,409	27,744
Difference between Canadian and foreign tax rates	21,921	22,994	29,915
Adjustments to deferred tax assets	18,913	137,219	91,898
Other	6,321	(3,133)	9,380
	66,781	48,342	84,323

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $300,769, $344,101, and $342,627 for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effects of temporary differences that gave rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	March 31, 2013	March 31, 2012
	$	$
Temporary differences
Losses available for carry forward	606,480	570,416
Property and equipment - differences in net book value and unamortized capital cost	153,376	153,800
Intangible assets - differences in net book value and tax basis	271,028	275,902
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	928,540	1,085,670
Other	30,617
Gross deferred tax asset	1,990,041	2,085,788
Valuation allowance	(1,990,041)	(2,085,788)
Net deferred tax asset	—	—

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$

2014	234,526
2015	1,614,359
2026	989,455
2027 and thereafter	402,666
3,241,066

The Company has capital losses of $451,827, which are available indefinitely to reduce capital gains in future years as of March 31, 2013.

The Company’s subsidiary AIS has non capital losses of $129,433 available to reduce taxable income in the USA. These non capital losses expire between 2027 and 2033 and will be lost if the subsidiary is dissolved.

As at March 31, 2013, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $3,438,796 ($3,487,980 in 2012). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2020	6,545
2021	—
2022	17,800
2023	348,766
2024	2,239
2025	2,804
Thereafter	9,849
388,003

Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Earnings (Loss) Per Share

16 - EARNINGS (LOSS) PER SHARE

For the purposes of the earnings (loss) per share computation, the weighted average number of common shares outstanding has been used.

The following securities are considered "in the money" and could potentially dilute the basic earnings per share in the future but have not been included in diluted earnings per share because their effect was antidilutive:

	March 31, 2013	March 31, 2012	March 31, 2011

Stock options	7,893,019	2,910,843	8,112,875

Total options outstanding at March 31, 2013, 2012 and 2011 were 26,134,485, 26,037,985, and 26,215,382 respectively.

Financial Risks	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from fluctuations and the degree of volatility of foreign exchange rates. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents of $1,591,507 are comprised of $648,393 in cash and $943,114 in cash equivalents. The cash equivalents of $943,114 at March 31, 2013 ($1,517,976 at March 31, 2012) are comprised of:

Held in Canada:

TD Waterhouse at 1.25% - $1,224 ($1,243 CDN) – No Maturity

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $941,890 (R$1,899,355)- No Maturity. Of these deposits $89,262 (R$180,000) are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	571,384	145,454
US dollars	18,404	44,127
Brazilian reals	2,017,114	2,819,710
British pounds	1,385	10,567
Euros	5,524	5,076

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	32,012	27,074
US dollars	52,992	102,726
Brazilian reals	207,857	94,057
British pounds	—	438
Euros	—	6,432

Accounts payable include the following amounts payable in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	7,258	19,629
US dollars	2,382	3,541
Brazilian reals	706	805
British pounds	—	100

Accrued liabilities include the following accruals in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	47,807	26,457
US dollars	5,171	11,709
Brazilian reals	28,931	27,675

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2013	March 31, 2012

Canada	17%	14%
North America, excluding Canada	28%	54%
South America	55%	27%
Europe, excluding Great Britain	0%	5%
	100%	100%

FAIR VALUE

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2014	54,507
2015	54,507
2016	31,796
Total	140,810

For the year ended March 31, 2013, facilities expense was $130,472 ($132,927 for the year ended March 31, 2012 and $123,546 for the year ended March 31, 2011). The lease was renewed for 5 years on November 1, 2010.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.

Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2013	Year ended March 31, 2012
	$	$
Interest paid	(7,688)	(7,829)
Income taxes paid	(68,295)	(49,693)
Investment tax credit on research and development received	361,867	357,477

Segment Reporting	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2013	Mobile	Software	Total
	$	$	$

Revenue	77,126	1,233,355	1,310,481
Cost of revenue	8,811	85,661	94,472
Gross margin	68,315	1,147,694	1,216,009

Allocation of operating expenses	74,878	1,257,944	1,332,821
Allocation of interest income, net	(5,053)	(84,889)	(89,942)
Impairment of investment	98,464	—	98,464
Income taxes	3,752	63,029	66,781
	172,040	1,236,084	1,408,124

Net loss	(103,725)	(83,390)	(192,115)

Year ended March 31, 2012	Mobile	Software	Total
	$	$	$

Revenue	119,321	1,679,356	1,798,677
Cost of revenue	11,483	113,166	124,649
Gross margin	107,838	1,566,190	1,674,028

Allocation of operating expenses	82,173	1,193,437	1,275,610
Allocation of interest income, net	(8,012)	(116,369)	(124,381)
Income taxes	3,114	45,228	48,342
	77,274	1,122,297	1,199,571

Net income	30,564	443,893	474,457

No customers generated over 10% of revenue for the years ended March 31, 2013 or 2012.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2013	March 31, 2012
	$	$
Mobile	144,051	176,346
Software	2,303,576	2,481,944
Total assets	2,447,627	2,658,290

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2013	March 31, 2012
	$	$
Long-lived assets
Canada	24,354	31,237
Brazil	2,253	2,634
Total long-lived assets	26,607	33,871

Total Revenue	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$

United States	76,919	143,761	292,375
United Kingdom	20,946	44,436	7,914
Europe	—	67,077	58,583
Brazil	1,015,248	1,074,938	1,310,805
Canada	63,705	373,631	169,168
Other	133,663	94,834	73,237
Total revenue	1,310,481	1,798,677	1,912,082

Management evaluates each segment’s performance based upon revenues and gross margins achieved.

Subsequent Events	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Subsequent Events	21 – SUBSEQUENT EVENTS On June 26, 2013, the company board of directors passed a resolution to dissolve its subsidiaries PCI Merge Inc. and AIS. These subsidiaries have no operating activity.